LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 80,502
Additions	2,824
Exchange realignment	(1,106)
Depreciation of right-of-use assets	(2,041)
Ending balance	$ 80,179